COMMON SHARES	12 Months Ended
Feb. 29, 2012
COMMON SHARES
COMMON SHARES

14.                               COMMON SHARES

The Company presently has two classes of common shares, namely, Class A and Class B common shares, following the issuance of Class A common shares upon the IPO in October 2010.

Holders of Class A common shares and Class B common shares have the same rights except for voting and conversion rights.  In respect of matters requiring shareholders’ vote, each Class A common share is entitled to one vote, and each Class B common share is entitled to ten votes.  Each Class B common share is convertible into one Class A common share at any time by the holder thereof.  Class A common shares are not convertible into Class B common shares under any circumstances.

In January 2008, the Company issued 1,000 Class B common shares at par value of $0.001.

In January 2009, the Company issued 119,999,000 Class B additional common shares proportionally to the existing founding shareholders at par value.  This issuance is considered as an issuance with nominal consideration and has been therefore treated in a manner akin to a stock split and the computations of basic and diluted net income per share were adjusted retroactively for all periods presented.  The Class B common shares subscription receivable was fully paid by the founding shareholders in June 2010.

In October 2010, the Company issued 13,800,000 American Depository Shares (representing 27,600,000 Class A common shares in the IPO). The net proceeds from IPO are $127.0 million.  At the same time, 5,000,000 Series A convertible redeemable preferred shares were automatically converted into 5,000,000 Class B common shares.

During the year ended February 29, 2012, pursuant to stock plan, 2,358,044 Class A common shares were issued to employees and converted into 1,179,022 American Depository Shares (ADS) (representing 2,358,044 Class A common shares).

During the year ended February 29, 2012, 15,319,000 Class B common shares were converted into 15,319,000 Class A common shares pursuant to the terms of the Article of Association.

During the year ended February 29, 2012, the board of directors authorized a share repurchase program, whereby the Company may repurchase of up to $50.0 million of ADSs during the period from October 24, 2011 through October 23, 2012. As of February 29, 2012, the Company has not repurchased any of the ADSs under this share repurchase program.